INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

10.     INCOME TAX

The major components of income tax (expense) / benefit for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
Current income tax expense	(71)	(18)	—
Adjustments in respect of current income tax of previous years	—	(1)	—
Deferred tax benefit	11	31	96
Income tax (expense) / benefit	(60)	12	96

The major part of the Group’s pre-tax losses and income tax expenses / benefits is generated in Russia. Pre-tax gains or losses of the Group’s companies in Cyprus mainly relate to foreign exchange gains and losses and other items which are generally non-taxable (non-deductible) in that jurisdiction. These items affect pre-tax loss but do not have any impact on income tax expense / benefit.

Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2021	2020	2019
Loss before income tax	(2,797)	(639)	(902)
Income tax benefit calculated at Russia’s statutory income tax rate	559	128	180
Goodwill impairment	—	—	(51)
Effect of a lower tax rate in a subsidiary	(4)	—	—
Adjustments in respect of current income tax of previous years	—	(1)	—
Share-based payments	(510)	(112)	(13)
Other non-deductible expenses	(105)	(3)	(20)
Income tax (expense) / benefit for the year	(60)	12	96

Set out below is the summary of deferred tax assets and liabilities as of December 31, 2021 and 2020:

	Consolidated statement of
	financial position		Consolidated statement of
	as of December 31,		profit or loss
	2021	2020	2021	2020
Deferred tax assets arising from:
Tax losses carried forward	113	149	(36)	(17)
Revenue recognition	71	59	12	27
Lease liabilities	17	23	(6)	3
Employee benefits	24	24	—	5
Intangible assets	23	15	8	13
Trade receivables	2	1	1	—
Total deferred tax assets before set-off	250	271	(21)	31
Set-off of tax	(24)	(34)	—	—
Net deferred tax assets	226	237	—	—
Deferred tax liabilities arising from:
Intangible assets	(138)	(33)	24	3
Right-of-use assets	(18)	(25)	7	(3)
Property and equipment	(2)	(2)	—	1
Other items	(1)	(2)	1	(1)
Total deferred tax liabilities before set-off	(159)	(62)	32	—
Set-off of tax	24	34	—	—
Net deferred tax liabilities	(135)	(28)	—	—
Net deferred tax asset	91	209	—	—
Deferred tax benefit	—	—	11	31

The Group has accumulated tax losses of 565 (2020: 745) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. The losses have arisen in the key Russian operating subsidiary of the Group. The Group recognized deferred tax assets in respect of these losses as they are fully recoverable in the foreseeable future according to the management’s forecast. In such assessment management took into account differences between Russian Tax Law and IFRS, historical deviations from the budget and actual offset of 180 from the balance of accumulated losses against taxable profit of the subsidiary in 2021.